Earnings per share (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended		For the six months ended
(Millions of Canadian dollars, except share and per share amounts)	April 30 2024	April 30 2023 (Restated – Note 2)	April 30 2024	April 30 2023 (Restated – Note 2)
Basic earnings per share
Net income	$3,950	$3,680	$7,532	$6,813
Dividends on preferred shares and distributions on other equity instruments	(67)	(67)	(125)	(111)
Net income attributable to non-controlling interests	(2)	(1)	(4)	(3)
Net income available to common shareholders	$3,881	$3,612	$7,403	$6,699
Weighted average number of common shares (in thousands)	1,412,651	1,388,388	1,409,452	1,385,525
Basic earnings per share (in dollars)	$2.75	$2.60	$5.25	$4.83
Diluted earnings per share
Net income available to common shareholders	$3,881	$3,612	$7,403	$6,699
Weighted average number of common shares (in thousands)	1,412,651	1,388,388	1,409,452	1,385,525
Stock options (1)	1,489	1,735	1,364	1,744
Issuable under other share-based compensation plans	26	26	26	26
Average number of diluted common shares (in thousands)	1,414,166	1,390,149	1,410,842	1,387,295
Diluted earnings per share (in dollars)	$2.74	$2.60	$5.25	$4.83

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2024, no outstanding options were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2024, an average of 1,060,719 outstanding options with an average exercise price of $131.64 were excluded from the calculation of diluted earnings per share. For the three and six months ended April 30, 2023, no outstanding options were excluded from the calculation of diluted earnings per share.